Impairment charges (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Impairment Loss Recognised Or Reversed [Abstract]
Summary of impairment charges
				Non-
				controlling	Net	Pre-tax	Pre-tax
		Pre-tax	Taxation	interests	amount	amount	amount
		2018	2018	2018	2018	2017	2016
	Note	US$m	US$m	US$m	US$m	US$m	US$m
Aluminium – ISAL Smelter		(123)	25	-	(98)	-	-
Energy & Minerals – Rössing		(9)	-	3	(6)	(267)	-
Energy & Minerals – Roughrider		-	-	-	-	(357)	-
Copper & Diamonds – Argyle		-	-	-	-	(172)	(241)
Other		-	-	-	-	-	(8)
Total impairment charge		(132)	25	3	(104)	(796)	(249)

Allocated as:
Goodwill	12	-				-	-
Intangible assets	13	(2)				(357)	(1)
Property, plant and equipment	14	(130)				(435)	(248)
Other assets and liabilities		-				(4)	-
Total impairment charge		(132)				(796)	(249)
Comprising:
Total impairment charge net of reversals in the financial information by business unit (page 249)					(132)	(796)	(249)
Taxation (including related to EAUs)					25	141	66
Non-controlling interests					3	174	-
Total impairment in the income statement					(104)	(481)	(183)